Stock-Based Compensation - Restricted Share Units (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Performance-Based Restricted Share Units
Shares Granted
Outstanding at the beginning of the year (in shares)	108,000
Awarded (in shares)	155,000	111,000	0
Vested (in shares)	(102,000)
Cancelled (in shares)	(32,000)	(3,000)
Outstanding at the end of the year (in shares)	129,000	108,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 27.00
Awarded (in dollars per share)	50.45	$ 27.00
Vested (in dollars per share)	27.00
Cancelled (in dollars per share)	46.42	27.00
Outstanding at the end of the year (in dollars per share)	$ 50.32	$ 27.00
Unrecognized compensation cost	$ 0.7	$ 0.3
Service-Based Restricted share Units
Shares Granted
Outstanding at the beginning of the year (in shares)	5,458,000	6,501,000	3,507,000
Awarded (in shares)	581,000	1,806,000	4,851,000
Vested (in shares)	(2,406,000)	(2,274,000)	(1,211,000)
Cancelled (in shares)	(366,000)	(575,000)	(646,000)
Outstanding at the end of the year (in shares)	3,267,000	5,458,000	6,501,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 17.23	$ 13.98	$ 16.44
Awarded (in dollars per share)	62.87	24.94	12.41
Vested (in dollars per share)	17.01	14.73	14.69
Cancelled (in dollars per share)	17.72	14.58	14.18
Outstanding at the end of the year (in dollars per share)	$ 25.45	$ 17.23	$ 13.98
Unrecognized compensation cost	$ 66.7
Expected weighted-average recognition period for unrecognized compensation cost	2 years 8 months 12 days
Total fair value vested	$ 40.9	$ 33.5	$ 17.8